Leases (Details) $ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Leases (Details) [Line Items]
Rent expense		$ 0.4
Operating lease liabilities	$ 0.5
Lease agreements to lease buildings	2
Lease deposit	$ 4.1
Annual base rent	$ 1.3
Percentage of lease subject to annual increases	3.00%
Lease annual base rent increases	$ 1.8
Leases improvement allowances	$ 3.5
Extend term of leases	3
Leases for consecutive periods	60 months
Minimum [Member]
Leases (Details) [Line Items]
Lease terms		2 years
Leases renewal term		3 years
Maximum [Member]
Leases (Details) [Line Items]
Lease terms		5 years
Leases renewal term		10 years